Condensed Consolidating Financial Information	12 Months Ended
Dec. 31, 2013
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Condensed Consolidating Financial Information

NOTE 19 – CONDENSED CONSOLIDATING FINANCIAL INFORMATION

The accompanying condensed consolidating financial information has been prepared and presented pursuant to SEC Regulation S-X, Rule 3-10, “Financial Statements of Guarantors and Issuers of Guaranteed Securities Registered or Being Registered.” The Company’s Notes issued on June 1, 2011, are fully and unconditionally guaranteed, subject to certain customary release provisions, by substantially all of the Company’s domestic 100% owned subsidiaries. The equity method has been used with respect to the parent company’s investment in subsidiaries.

The following condensed consolidating financial data present the financial position of the parent company/issuer, the guarantor subsidiaries and the non-guarantor subsidiaries as of December 31, 2013 and December 31, 2012, and the respective results of operations and cash flows for the three years ended December 31, 2013.

Condensed Consolidating Statement of Operations

	Year ended December 31, 2013
(In thousands)	Parent company/ issuer	Guarantor subsidiaries	Non-guarantor subsidiaries	Consolidating and eliminating adjustments	Consolidated
Revenues	$–	$4,452,356	$499,315	$(116,086)	$4,835,585
Salaries, wages and benefits	–	2,780,183	174,480	–	2,954,663
Supplies	–	308,479	14,462	–	322,941
Rent	–	276,935	34,591	–	311,526
Other operating expenses	–	843,288	238,558	(116,086)	965,760
Other (income) expense	–	29	(1,471)	–	(1,442)
Impairment charges	–	77,193	–	–	77,193
Depreciation and amortization	–	145,323	8,883	–	154,206
Management fees	–	(12,908)	12,908	–	–
Intercompany interest (income) expense from affiliates	(106,068)	70,995	35,073	–	–
Interest expense	107,785	12	212	–	108,009
Investment income	–	(233)	(3,813)	–	(4,046)
Equity in net loss of consolidating affiliates	167,455	–	–	(167,455)	–
	169,172	4,489,296	513,883	(283,541)	4,888,810
Loss from continuing operations before income taxes	(169,172)	(36,940)	(14,568)	167,455	(53,225)
Provision (benefit) for income taxes	(680)	(12,174)	1,535	–	(11,319)
Loss from continuing operations	(168,492)	(24,766)	(16,103)	167,455	(41,906)
Discontinued operations, net of income taxes:
Loss from operations	–	(37,520)	(1,522)	–	(39,042)
Loss on divestiture of operations	–	(83,887)	–	–	(83,887)
Loss from discontinued operations	–	(121,407)	(1,522)	–	(122,929)
Net loss	(168,492)	(146,173)	(17,625)	167,455	(164,835)
(Earnings) loss attributable to noncontrolling interests:
Continuing operations	−	−	(3,890)	−	(3,890)
Discontinued operations	−	−	233	−	233
	–	–	(3,657)	–	(3,657)
Loss attributable to Kindred	$(168,492)	$(146,173)	$(21,282)	$167,455	$(168,492)
Comprehensive loss	$(166,862)	$(146,173)	$(17,859)	$167,689	$(163,205)
Comprehensive loss attributable to Kindred	$(166,862)	$(146,173)	$(21,516)	$167,689	$(166,862)

NOTE 19 – CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Continued)

Condensed Consolidating Statement of Operations (Continued)

	Year ended December 31, 2012
(In thousands)	Parent company/ issuer	Guarantor subsidiaries	Non-guarantor subsidiaries	Consolidating and eliminating adjustments	Consolidated
Revenues	$–	$4,512,413	$444,176	$(100,447)	$4,856,142
Salaries, wages and benefits	–	2,817,933	156,409	–	2,974,342
Supplies	–	303,772	32,133	–	335,905
Rent	–	276,306	27,258	–	303,564
Other operating expenses	–	793,690	200,731	(100,447)	893,974
Other income	–	(12,660)	–	–	(12,660)
Impairment charges	–	108,953	–	–	108,953
Depreciation and amortization	–	149,653	10,413	–	160,066
Management fees	(218)	(12,483)	12,701	–	–
Intercompany interest (income) expense from affiliates	(113,745)	80,456	33,289	–	–
Interest expense (income)	107,243	(48)	630	–	107,825
Investment income	–	(114)	(872)	–	(986)
Equity in net loss of consolidating affiliates	44,651	–	–	(44,651)	–
	37,931	4,505,458	472,692	(145,098)	4,870,983
Income (loss) from continuing operations before income taxes	(37,931)	6,955	(28,516)	44,651	(14,841)
Provision (benefit) for income taxes	2,436	33,830	(5,624)	–	30,642
Loss from continuing operations	(40,367)	(26,875)	(22,892)	44,651	(45,483)
Discontinued operations, net of income taxes:
Income (loss) from operations	–	13,476	(2,572)	–	10,904
Loss on divestiture of operations	–	(4,745)	–	–	(4,745)
Income (loss) from discontinued operations	–	8,731	(2,572)	–	6,159
Net loss	(40,367)	(18,144)	(25,464)	44,651	(39,324)
(Earnings) loss attributable to noncontrolling interests:
Continuing operations	−	−	(1,382)	−	(1,382)
Discontinued operations	−	−	339	−	339
	–	–	(1,043)	–	(1,043)
Loss attributable to Kindred	$(40,367)	$(18,144)	$(26,507)	$44,651	$(40,367)
Comprehensive loss	$(40,780)	$(18,490)	$(24,627)	$44,160	$(39,737)
Comprehensive loss attributable to Kindred	$(40,780)	$(18,490)	$(25,670)	$44,160	$(40,780)

NOTE 19 – CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Continued)

Condensed Consolidating Statement of Operations (Continued)

	Year ended December 31, 2011
(In thousands)	Parent company/ issuer	Guarantor subsidiaries	Non-guarantor subsidiaries	Consolidating and eliminating adjustments	Consolidated
Revenues	$–	$3,967,943	$279,390	$(87,225)	$4,160,108
Salaries, wages and benefits	–	2,463,916	84,916	–	2,548,832
Supplies	–	290,470	18,633	–	309,103
Rent	–	260,800	15,740	–	276,540
Other operating expenses	–	779,712	146,160	(87,225)	838,647
Other income	–	(13,180)	–	–	(13,180)
Impairment charges	–	73,554	–	–	73,554
Depreciation and amortization	–	120,057	6,848	–	126,905
Management fees	(555)	(8,014)	8,569	–	–
Intercompany interest (income) expense from affiliates	(88,234)	68,650	19,584	–	–
Interest expense	80,181	238	422	–	80,841
Investment income	–	(69)	(918)	–	(987)
Equity in net loss of consolidating affiliates	59,083	–	–	(59,083)	–
	50,475	4,036,134	299,954	(146,308)	4,240,255
Loss from continuing operations before income taxes	(50,475)	(68,191)	(20,564)	59,083	(80,147)
Provision (benefit) for income taxes	3,006	(11,253)	(5,357)	–	(13,604)
Loss from continuing operations	(53,481)	(56,938)	(15,207)	59,083	(66,543)
Income (loss) from discontinued operations, net of income taxes	–	13,225	(401)	–	12,824
Net loss	(53,481)	(43,713)	(15,608)	59,083	(53,719)
Loss attributable to noncontrolling interests:
Continuing operations	−	−	81	−	81
Discontinued operations	−	−	157	−	157
	–	–	238	–	238
Loss attributable to Kindred	$(53,481)	$(43,713)	$(15,370)	$59,083	$(53,481)
Comprehensive loss	$(55,085)	$(45,006)	$(15,919)	$60,687	$(55,323)
Comprehensive loss attributable to Kindred	$(55,085)	$(45,006)	$(15,681)	$60,687	$(55,085)

NOTE 19 – CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Continued)

Condensed Consolidating Balance Sheet

	As of December 31, 2013
(In thousands)	Parent company/ issuer	Guarantor subsidiaries	Non-guarantor subsidiaries	Consolidating and eliminating adjustments	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$–	$23,535	$12,437	$–	$35,972
Cash – restricted	–	3,713	–	–	3,713
Insurance subsidiary investments	–	–	96,295	–	96,295
Accounts receivable, net	–	819,103	97,426	–	916,529
Inventories	–	22,870	2,910	–	25,780
Deferred tax assets	–	37,920	–	–	37,920
Income taxes	–	36,083	763	–	36,846
Other	–	40,679	2,994	–	43,673
	–	983,903	212,825	–	1,196,728
Property and equipment, net	–	878,284	48,291	–	926,575
Goodwill	–	700,278	291,824	–	992,102
Intangible assets, net	–	400,313	22,990	–	423,303
Assets held for sale	–	20,978	–	–	20,978
Insurance subsidiary investments	–	–	149,094	–	149,094
Investment in subsidiaries	55,609	–	–	(55,609)	–
Intercompany	2,580,391	–	–	(2,580,391)	–
Deferred tax assets	–	6,193	10,850	–	17,043
Other	43,332	104,113	72,601	–	220,046
	$2,679,332	$3,094,062	$808,475	$(2,636,000)	$3,945,869
LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$–	$158,497	$23,275	$–	$181,772
Salaries, wages and other compensation	–	314,413	46,779	–	361,192
Due to third party payors	–	33,747	–	–	33,747
Professional liability risks	–	3,339	57,654	–	60,993
Other accrued liabilities	13,378	122,381	10,736	–	146,495
Long-term debt due within one year	7,875	109	238	–	8,222
	21,253	632,486	138,682	–	792,421
Long-term debt	1,575,422	249	3,720	–	1,579,391
Intercompany	–	2,226,940	353,451	(2,580,391)	–
Professional liability risks	–	62,115	184,115	–	246,230
Deferred credits and other liabilities	–	129,260	77,351	–	206,611
Commitments and contingencies
Equity:
Stockholders’ equity	1,082,657	43,012	12,597	(55,609)	1,082,657
Noncontrolling interests	–	–	38,559	–	38,559
	1,082,657	43,012	51,156	(55,609)	1,121,216
	$2,679,332	$3,094,062	$808,475	$(2,636,000)	$3,945,869

NOTE 19 – CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Continued)

Condensed Consolidating Balance Sheet (Continued)

	As of December 31, 2012
(In thousands)	Parent company/ issuer	Guarantor subsidiaries	Non-guarantor subsidiaries	Consolidating and eliminating adjustments	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$–	$37,370	$12,637	$–	$50,007
Cash – restricted	–	5,197	–	–	5,197
Insurance subsidiary investments	–	–	86,168	–	86,168
Accounts receivable, net	–	940,524	98,081	–	1,038,605
Inventories	–	29,023	2,998	–	32,021
Deferred tax assets	–	12,663	–	–	12,663
Income taxes	–	13,187	386	–	13,573
Other	–	15,118	20,414	–	35,532
	–	1,053,082	220,684	–	1,273,766
Property and equipment, net	–	1,090,523	52,603	–	1,143,126
Goodwill	–	771,533	269,733	–	1,041,266
Intangible assets, net	–	417,092	22,675	–	439,767
Assets held for sale	–	4,131	–	–	4,131
Insurance subsidiary investments	–	–	116,424	–	116,424
Investment in subsidiaries	221,581	–	–	(221,581)	–
Intercompany	2,655,460	–	–	(2,655,460)	–
Deferred tax assets	1,040	–	13,932	(14,972)	–
Other	47,364	108,143	63,959	–	219,466
	$2,925,445	$3,444,504	$760,010	$(2,892,013)	$4,237,946
LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$168	$195,268	$15,232	$–	$210,668
Salaries, wages and other compensation	–	345,223	43,786	–	389,009
Due to third party payors	–	35,420	–	–	35,420
Professional liability risks	–	3,623	50,465	–	54,088
Other accrued liabilities	16,724	111,113	9,367	–	137,204
Long-term debt due within one year	8,000	102	840	–	8,942
	24,892	690,749	119,690	–	835,331
Long-term debt	1,644,394	358	3,954	–	1,648,706
Intercompany	–	2,328,929	326,531	(2,655,460)	–
Professional liability risks	–	68,116	168,514	–	236,630
Deferred tax liabilities	–	24,736	–	(14,972)	9,764
Deferred credits and other liabilities	–	143,722	70,949	–	214,671
Commitments and contingencies
Equity:
Stockholders’ equity	1,256,159	187,894	33,687	(221,581)	1,256,159
Noncontrolling interests	–	–	36,685	–	36,685
	1,256,159	187,894	70,372	(221,581)	1,292,844
	$2,925,445	$3,444,504	$760,010	$(2,892,013)	$4,237,946

NOTE 19 – CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Continued)

Condensed Consolidating Statement of Cash Flows

	Year ended December 31, 2013
(In thousands)	Parent company/ issuer	Guarantor subsidiaries	Non-guarantor subsidiaries	Consolidating and eliminating adjustments	Consolidated
Net cash provided by (used in) operating activities	$(1,290)	$171,717	$28,985	$–	$199,412
Cash flows from investing activities:
Routine capital expenditures	–	(96,051)	(4,857)	–	(100,908)
Development capital expenditures	–	(11,206)	(618)	–	(11,824)
Acquisitions, net of cash acquired	–	(223,917)	(402)	–	(224,319)
Sale of assets	–	250,606	–	–	250,606
Purchase of insurance subsidiary investments	–	–	(46,127)	–	(46,127)
Sale of insurance subsidiary investments	–	–	49,954	–	49,954
Net change in insurance subsidiary cash and cash equivalents	–	–	(44,077)	–	(44,077)
Change in other investments	–	122	–	–	122
Capital contribution to insurance subsidiary	–	(14,220)	–	14,220	–
Other	–	376	–	–	376
Net cash used in investing activities	–	(94,290)	(46,127)	14,220	(126,197)
Cash flows from financing activities:
Proceeds from borrowings under revolving credit	1,675,800	–	–	–	1,675,800
Repayment of borrowings under revolving credit	(1,740,400)	–	–	–	(1,740,400)
Repayment of other long-term debt	(5,938)	(102)	(836)	–	(6,876)
Payment of deferred financing costs	(1,666)	–	–	–	(1,666)
Distribution made to noncontrolling interests	–	–	(2,051)	–	(2,051)
Issuance of common stock	461	–	–	–	461
Dividends paid	(13,001)	–	–	–	(13,001)
Change in intercompany accounts	86,034	(91,643)	5,609	–	–
Capital contribution to insurance subsidiary	–	–	14,220	(14,220)	–
Other	–	483	–	–	483
Net cash provided by (used in) financing activities	1,290	(91,262)	16,942	(14,220)	(87,250)
Change in cash and cash equivalents	–	(13,835)	(200)	–	(14,035)
Cash and cash equivalents at beginning of period	–	37,370	12,637	–	50,007
Cash and cash equivalents at end of period	$–	$23,535	$12,437	$–	$35,972

NOTE 19 – CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Continued)

Condensed Consolidating Statement of Cash Flows (Continued)

	Year ended December 31, 2012
(In thousands)	Parent company/ issuer	Guarantor subsidiaries	Non-guarantor subsidiaries	Consolidating and eliminating adjustments	Consolidated
Net cash provided by operating activities	$23,683	$210,573	$28,306	$–	$262,562
Cash flows from investing activities:
Routine capital expenditures	–	(106,075)	(9,100)	–	(115,175)
Development capital expenditures	–	(44,860)	(5,462)	–	(50,322)
Acquisitions, net of cash acquired	–	(178,212)	–	–	(178,212)
Sale of assets	–	1,260	–	–	1,260
Purchase of insurance subsidiary investments	–	–	(38,041)	–	(38,041)
Sale of insurance subsidiary investments	–	–	38,363	–	38,363
Net change in insurance subsidiary cash and cash equivalents	–	–	(21,285)	–	(21,285)
Change in other investments	–	1,465	–	–	1,465
Capital contribution to insurance subsidiary	–	(8,600)	–	8,600	–
Other	–	(539)	–	–	(539)
Net cash used in investing activities	–	(335,561)	(35,525)	8,600	(362,486)
Cash flows from financing activities:
Proceeds from borrowings under revolving credit	1,784,300	–	–	–	1,784,300
Repayment of borrowings under revolving credit	(1,757,100)	–	–	–	(1,757,100)
Proceeds from issuance of term loan, net of discount	97,500	–	–	–	97,500
Repayment of other long-term debt	(7,000)	(95)	(3,569)	–	(10,664)
Payment of deferred financing costs	(1,465)	–	–	–	(1,465)
Contribution made by noncontrolling interests	–	–	200	–	200
Distribution made to noncontrolling interests	–	–	(3,829)	–	(3,829)
Purchase of noncontrolling interests	–	–	(719)	–	(719)
Issuance of common stock	147	–	–	–	147
Capital contribution to insurance subsidiary	–	–	8,600	(8,600)	–
Change in intercompany accounts	(140,065)	140,628	(563)	–	–
Net cash provided by (used in) financing activities	(23,683)	140,533	120	(8,600)	108,370
Change in cash and cash equivalents	–	15,545	(7,099)	–	8,446
Cash and cash equivalents at beginning of period	–	21,825	19,736	–	41,561
Cash and cash equivalents at end of period	$–	$37,370	$12,637	$–	$50,007

NOTE 19 – CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Continued)

Condensed Consolidating Statement of Cash Flows (Continued)

	Year ended December 31, 2011
(In thousands)	Parent company/ issuer	Guarantor subsidiaries	Non-guarantor subsidiaries	Consolidating and eliminating adjustments	Consolidated
Net cash provided by (used in) operating activities	$(34,018)	$175,419	$15,805	$(3,500)	$153,706
Cash flows from investing activities:
Routine capital expenditures	–	(128,976)	(3,927)	–	(132,903)
Development capital expenditures	–	(87,655)	–	–	(87,655)
Acquisitions, net of cash acquired	–	(745,630)	30,172	–	(715,458)
Sale of assets	–	1,714	–	–	1,714
Purchase of insurance subsidiary investments	–	–	(35,623)	–	(35,623)
Sale of insurance subsidiary investments	–	–	46,307	–	46,307
Net change in insurance subsidiary cash and cash equivalents	–	–	(14,213)	–	(14,213)
Change in other investments	–	1,003	–	–	1,003
Other	–	(512)	–	–	(512)
Net cash provided by (used in) investing activities	–	(960,056)	22,716	–	(937,340)
Cash flows from financing activities:
Proceeds from borrowings under revolving credit	2,126,800	–	–	–	2,126,800
Repayment of borrowings under revolving credit	(2,198,300)	–	–	–	(2,198,300)
Proceeds from issuance of senior unsecured notes	550,000	–	–	–	550,000
Proceeds from issuance of term loan, net of discount	693,000	–	–	–	693,000
Repayment of other long-term debt	(3,500)	(345,469)	(1,909)	–	(350,878)
Payment of deferred financing costs	(9,098)	–	–	–	(9,098)
Purchase of noncontrolling interests	–	–	(7,292)	–	(7,292)
Issuance of common stock	3,019	–	–	–	3,019
Change in intercompany accounts	(1,128,679)	1,134,763	(6,084)	–	–
Insurance subsidiary distribution	–	–	(3,500)	3,500	–
Other	776	–	–	–	776
Net cash provided by (used in) financing activities	34,018	789,294	(18,785)	3,500	808,027
Change in cash and cash equivalents	–	4,657	19,736	–	24,393
Cash and cash equivalents at beginning of period	–	17,168	–	–	17,168
Cash and cash equivalents at end of period	$–	$21,825	$19,736	$–	$41,561